Paras Madho
Manager
Securities Operations

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

Cont NYS

NYSE

1-10852

04047086

RECD S.E.C.
DEC 2 8 2004
1086

December 28, 2004

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, International Shipholding Corporation, Convertible Exchangeable Preferred Stock. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on December 28, 2004. Tentative listing date – January 6, 2005.

Sincerely,

PROCESSED
DEC 3 0 2004
THOMSON
FINANCIAL

Paras Madho